JPMorgan Equity Income Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Aerospace & Defense — 3.5%
General Dynamics Corp.	2,867	866,236
Northrop Grumman Corp.	453	239,127
RTX Corp.	4,246	514,481
		1,619,844
Air Freight & Logistics — 1.6%
United Parcel Service, Inc., Class B	5,474	746,377
Banks — 8.4%
Bank of America Corp.	28,476	1,129,955
PNC Financial Services Group, Inc. (The)	3,918	724,204
Truist Financial Corp.	14,193	607,027
US Bancorp	3,287	150,306
Wells Fargo & Co.	22,786	1,287,201
		3,898,693
Beverages — 1.8%
Coca-Cola Co. (The)	6,892	495,239
PepsiCo, Inc.	2,135	363,102
		858,341
Biotechnology — 2.1%
AbbVie, Inc.	4,877	963,138
Capital Markets — 7.7%
Ares Management Corp.	3,049	475,251
BlackRock, Inc.	587	557,517
Blackstone, Inc.	3,483	533,299
Charles Schwab Corp. (The)	13,857	898,066
CME Group, Inc.	1,248	275,434
Morgan Stanley	8,241	859,015
		3,598,582
Chemicals — 3.0%
Air Products and Chemicals, Inc.	2,897	862,530
PPG Industries, Inc.	3,957	524,119
		1,386,649
Commercial Services & Supplies — 0.4%
Republic Services, Inc.	1,015	203,782
Consumer Finance — 2.5%
American Express Co.	3,229	875,589
Capital One Financial Corp.	1,930	289,042
		1,164,631
Consumer Staples Distribution & Retail — 1.4%
Walmart, Inc.	7,982	644,538
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	6,775	304,251

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — 2.2%
NextEra Energy, Inc.	7,509	634,736
Xcel Energy, Inc.	5,861	382,742
		1,017,478
Electrical Equipment — 1.4%
Eaton Corp. plc	1,985	657,902
Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	9,090	410,408
Food Products — 1.6%
Hershey Co. (The)	1,814	347,997
Mondelez International, Inc., Class A	5,461	402,302
		750,299
Ground Transportation — 3.2%
Norfolk Southern Corp.	3,770	936,896
Union Pacific Corp.	2,300	566,949
		1,503,845
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	4,734	539,729
Becton Dickinson & Co.	1,536	370,354
Medtronic plc	4,401	396,242
		1,306,325
Health Care Providers & Services — 5.0%
Cencora, Inc.	1,013	227,979
Cigna Group (The)	1,215	420,907
CVS Health Corp.	4,084	256,803
UnitedHealth Group, Inc.	2,434	1,423,259
		2,328,948
Health Care REITs — 0.9%
Alexandria Real Estate Equities, Inc.	953	113,136
Ventas, Inc.	5,007	321,087
		434,223
Hotels, Restaurants & Leisure — 2.0%
McDonald's Corp.	2,068	629,554
Yum! Brands, Inc.	2,025	282,962
		912,516
Household Products — 1.5%
Procter & Gamble Co. (The)	3,964	686,611
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	2,119	438,005
Industrial REITs — 0.8%
Prologis, Inc.	3,099	391,353
Insurance — 5.5%
Arthur J Gallagher & Co.	1,264	355,649

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Chubb Ltd.	1,849	533,148
Hartford Financial Services Group, Inc. (The)	2,689	316,270
Marsh & McLennan Cos., Inc.	957	213,496
MetLife, Inc.	6,183	510,013
Progressive Corp. (The)	1,166	295,758
Travelers Cos., Inc. (The)	1,350	316,041
		2,540,375
IT Services — 1.1%
Accenture plc, Class A (Ireland)	644	227,480
International Business Machines Corp.	1,231	272,247
		499,727
Machinery — 4.4%
Deere & Co.	1,832	764,501
Dover Corp.	3,759	720,801
Parker-Hannifin Corp.	923	583,165
		2,068,467
Media — 1.8%
Comcast Corp., Class A	20,046	837,323
Multi-Utilities — 2.7%
CMS Energy Corp.	4,549	321,314
Dominion Energy, Inc.	8,675	501,307
Public Service Enterprise Group, Inc.	4,773	425,774
		1,248,395
Oil, Gas & Consumable Fuels — 7.3%
Chevron Corp.	6,158	906,887
ConocoPhillips	10,460	1,101,215
EOG Resources, Inc.	5,583	686,358
Exxon Mobil Corp.	5,903	691,931
		3,386,391
Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	14,269	738,280
Eli Lilly & Co.	266	235,746
Johnson & Johnson	4,520	732,472
Merck & Co., Inc.	2,702	306,875
Pfizer, Inc.	5,594	161,871
		2,175,244
Residential REITs — 0.5%
AvalonBay Communities, Inc.	1,004	226,124
Semiconductors & Semiconductor Equipment — 5.4%
Analog Devices, Inc.	3,643	838,423
Lam Research Corp.	154	126,048
Microchip Technology, Inc.	5,832	468,213

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV (China)	1,219	292,688
Texas Instruments, Inc.	3,796	784,114
		2,509,486
Software — 1.5%
Microsoft Corp.	1,660	714,480
Specialty Retail — 5.0%
Home Depot, Inc. (The)	1,876	760,006
Lowe's Cos., Inc.	3,132	848,197
TJX Cos., Inc. (The)	6,112	718,463
		2,326,666
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	551	128,264
Seagate Technology Holdings plc	3,829	419,405
		547,669
Tobacco — 2.1%
Philip Morris International, Inc.	8,021	973,710
Total Common Stocks (Cost $28,223,330)		46,280,796
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b) (Cost $240,338)	240,194	240,338
Total Investments — 100.0% (Cost $28,463,668)		46,521,134
Other Assets Less Liabilities — 0.0% ^		5,472
NET ASSETS — 100.0%		46,526,606

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$46,521,134	$—	$—	$46,521,134

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$75,282	$1,954,199	$1,789,164	$21	$— (c)	$240,338	240,194	$1,904	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.
(c)	Amount rounds to less than one thousand.